Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Foreign Exchange Rates
The most significant closing exchange rates for the statement of financial position and the approximate average exchange rates (as determined using the closing exchange rates of each month within the period) for the statements of income with respect Cemex’s main functional currencies to the Dollar as of December 31, 2023, 2022 and 2021, were as follows:

	2023		2022		2021

Currency	Closing	Average	Closing	Average	Closing	Average

Peso	16.9700	17.6300	19.5000	20.0274	20.5000	20.4266
Euro	0.9059	0.9227	0.9344	0.9522	0.8789	0.8467
British Pound Sterling	0.7852	0.8019	0.8266	0.8139	0.7395	0.7262
Colombian Peso	3,822	4,272	4,810	4,277	3,981	3,783

Summary of Statutory Tax Rates
For the years ended December 31, 2023, 2022 and 2021, the statutory tax rates in Cemex’s main operations were as follows:

Country	2023	2022	2021
Mexico	30.0%	30.0%	30.0%
United States	21.0%	21.0%	21.0%
United Kingdom	23.5%	19.0%	19.0%
France	25.8%	25.8%	28.4%
Germany	28.2%	28.2%	28.2%
Spain	25.0%	25.0%	25.0%
Philippines	25.0%	25.0%	25.0%
Israel	23.0%	23.0%	23.0%
Colombia	35.0%	35.0%	31.0%
Others	5.5% – 30.0%	5.5% – 30.0%	5.5% – 30.0%